Financial Assets and Other Non-current Assets - Long-term Credits And Impairment Losses (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Non-current value added tax receivables	€ 731	€ 189
Other long-term credits	319	994
Total	€ 1,050	€ 1,183